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Mid-Cap Equity Portfolio
Mid-Cap Equity Portfolio

SUPPLEMENT DATED SEPTEMBER 22, 2023

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2023

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2023, for Class D, Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Mid-Cap Equity Portfolio – At a meeting held on September 20, 2023, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved BlackRock Investment Management, LLC (“BlackRock”) to serve as the sub-adviser of the Mid-Cap Equity Portfolio effective November 1, 2023, replacing Scout Investments, Inc.

In connection with this sub-adviser change, certain principal investment strategies of the Mid-Cap Equity Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the Mid-Cap Equity Portfolio may be sold and new investments purchased in accordance with recommendations by BlackRock. Pacific Life Fund Advisors LLC, the investment adviser to the Mid-Cap Equity Portfolio, may begin this transitioning prior to November 1, 2023, utilizing the principal investment strategies described below.

As a result of the above changes, effective November 1, 2023, all references to Scout Investments, Inc. and Western Asset Management Company, LLC will be deleted.

Disclosure Changes to the Fund Summaries section

Mid-Cap Equity Portfolio – Effective November 1, 2023, the Annual Fund Operating Expenses subsection will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Equity Portfolio		Class I	Class P
Management Fee	[1]	0.65%	0.65%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.89%	0.69%
Less Fee Waiver	[1],[2]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.69%	0.49%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to waive 0.20% of its management fee through April 30, 2025. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Effective November 1, 2023, under the Examples subsection, the first paragraph of the subsection and the table will be deleted and replaced with the following:

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example - Mid-Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	70	264	473	1,078
Class P	50	201	364	840

Effective November 1, 2023, the Principal Investment Strategies subsection will be deleted in its entirety and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies with medium market capitalizations, including derivatives on such securities.

The Fund seeks to achieve its investment goal by gaining passive exposure to the U.S. mid-capitalization market through investing in derivatives, primarily total return swap agreements on the Russell Midcap Index, and by investing the remainder of its assets in a short duration portfolio as described under “Collateral Management.” The Fund typically will seek to gain exposure to the Russell Midcap Index in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. The sub-adviser generally considers a company to have a medium market capitalization if it has a market capitalization within the range of companies included in the Russell Midcap Index, which measures the performance of the mid-capitalization segment of the U.S. equity universe. As of June 30, 2023, the market capitalization range of the Russell Midcap Index was approximately $521.4 million to $51.4 billion. The Fund may also invest in futures on the S&P MidCap 400 Index (to a lesser extent than the total return swaps on the Russell Midcap Index) to gain passive exposure to the U.S. mid-capitalization market.

Collateral Management: Because the amount of assets required to invest in derivatives is generally lower than that required to invest in securities directly, the sub-adviser will actively manage the remainder of the Fund’s assets to seek to enhance returns, offset the cost of the derivatives investments used to obtain mid-cap equity exposure and maintain collateral for the Fund’s derivatives exposure. This portion of the Fund’s assets will be invested primarily in investment grade debt securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between -1 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this collateral portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk. Negative duration means that the collateral portion gains in value as interest rates rise and falls in value as interest rates fall. These holdings may earn some income for the Fund.

When selecting investments for this portion of the Fund, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation. The sub-adviser evaluates sectors of the bond market and individual securities within these sectors. The sub-adviser selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds of U.S. or non-U.S. issuers, although the Fund will normally limit its foreign (non-U.S.) currency exposure from non-U.S. dollar-denominated bonds to 10% of its assets, which will be hedged back to U.S. dollars. In addition, this portion of the Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps or options thereon (i.e., swaptions) (collectively, commonly known as derivatives). This portion of the Fund may use derivative instruments primarily to hedge its investments or to seek to enhance returns. This portion of the Fund may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. This portion of the Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements and mortgage dollar rolls). This portion of the Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The sub-adviser may sell a holding when it fails to perform as expected. A security may also be sold in favor of other opportunities that appear more attractive, for example but not exclusively if it has higher income potential. A security might be sold to realize a gain after strong performance; in anticipation of changing prepayment speeds or a credit downgrade; to modify the yield curve biases, duration or convexity characteristics of the overall portfolio; or to move into a sector or security which has been targeted by the investment team and sector specialists for the relative value it offers. There is no automatic sell process. All decisions to buy and sell are made after consideration of quantitative research and credit analysis, among other factors.

Effective November 1, 2023, in the Principal Risks subsection, Derivatives Risk, Leverage Risk, Debt Securities Risk, Credit Risk and Interest Rate Risk will be added after Mid-Capitalization Companies Risk. Foreign Markets Risk, Mortgage-Related and Other Asset-Backed Securities Risk, U.S. Government Securities Risk, Restricted Securities Risk, Reverse Repurchase Agreements Risk and Borrowing Risk will be added after Active Management Risk. The disclosures for the new risks to be added are as follows:

Effective November 1, 2023, in the Performance subsection, the following will be added after the first paragraph:

BlackRock Investment Management, LLC began managing the Fund on November 1, 2023, and some investment policies changed at that time. Another firm managed the Fund before that date.